Health Care Costs Payable - Narrative (Details) $ in Billions	Dec. 31, 2018 USD ($)
Health Care Benefits
Health Care And Other Insurance Liabilities [Line Items]
Short-duration Insurance Contracts, Incurred but Not Reported (IBNR) Claims Liability, Net	$ 4.1